Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net loss	$ (3,304,769)	$ (26,856)	$ (7,666,292)	$ (47,822)	$ (39,733)	$ (32,750)
Adjustments to reconcile net income (loss) to net cash provided (used) by operating activities:
Amortization expense	8	8	23	23
Amortization of discounts on convertible notes payable			30,801	0
Common stock issued for services, administrative			349,000	0
Common stock issued for services, investor relations			367,500	0
Stock options issued for services, product development			284,940	0
Stock options issued for services, general and administrative			1,623,747	0
Stock options issued for officers and directors			2,322,317	0
Stock options issued for services, investor relations			415,508	0
Stock options issued for financing fees			287,629	0
Changes in assets and liabilities:
Increase in prepaid expenses and deposits			(25,000)	0	63	(173)
Increase in accounts payable			575,169	0	(3,024)	4,389
Increase in accrued liabilities			245,052	0
Increase in accrued interest			3,310	1,525
Net cash used by operating activities			(1,186,296)	(46,274)	(42,694)	(28,534)
Increase (decrease) in income tax payable					0	0
Cash flows from investing activities
Patent applications			(123,412)	0
Net cash used by investing activities			(123,412)	0
Cash flows from financing activities
Advances payable to related party			(227)	(4,488)
Proceeds from issuance of common stock			983,693	2,000
Proceeds from issuing convertible notes payable			343,500	210,000
Transaction costs related to issuing convertible notes			(30,500)	0
Conversion of options			3,750	0
Cash received from merger			48,380	0
Increase in cash and cash equivalents			38,888	161,238	(42,694)	(28,534)
Net cash provided by financing activities			1,348,596	207,512
Cash, beginning of period			50,682	0	0	131,353
Cash, end of period	89,570	161,238	89,570	161,238	50,682	0
Supplemental Cash Flow Information (no income taxes paid)
Interest paid			1,973	0	0	0
Common stock issued for convertible notes payable			210,000	0
Non-cash beneficial conversion rights, 10% note payable			138,000	0
Income taxes paid	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0